Share capital and reserves - Warrants issued but not exercised (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2026 $ / shares	Dec. 31, 2025 GBP (£) shares
Share capital and reserves
Warrants and options in issue value	69,575,000		69,575,000
Warrant reserve | £	£ 36,638		£ 36,638
Number of shares entitled per public warrant	0.1
Number of warrants required to be exercised	10
Tranche A Warrants
Share capital and reserves
Warrants and options in issue - Issue Date	Jan. 24, 2025
Warrants and options in issue - Exercise price | $ / shares		$ 6
Warrants and options in issue value	7,450,000		7,450,000
Warrant reserve | £	£ 8,951		£ 8,951
Tranche B Warrants
Share capital and reserves
Warrants and options in issue - Issue Date	Jan. 24, 2025
Warrants and options in issue - Exercise price | $ / shares		7.5
Warrants and options in issue value	7,500,000		7,500,000
Warrant reserve | £	£ 14,212		£ 14,212
SF Warrants
Share capital and reserves
Warrants and options in issue - Issue Date	Mar. 13, 2024
Warrants and options in issue - Exercise price | $ / shares		50
Warrants and options in issue value	50,000,000		50,000,000
Warrant reserve | £	£ 3,907		£ 3,907
Warrants, expiration term after issuance	10 years
Virgin Atlantic Warrants
Share capital and reserves
Warrants and options in issue - Issue Date	Dec. 16, 2021
Warrants and options in issue - Exercise price | $ / shares		100
Warrants and options in issue value	2,625,000		2,625,000
Warrant reserve | £	£ 8,558		£ 8,558
MWC Option
Share capital and reserves
Warrants and options in issue - Issue Date	Dec. 16, 2021
Warrants and options in issue - Exercise price | $ / shares		$ 115
Warrants and options in issue value	2,000,000		2,000,000
Warrant reserve | £	£ 1,010		£ 1,010
Warrants Except SF Warrants
Share capital and reserves
Warrants, expiration term after issuance	5 years